Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.8%
Communication Services 9.3%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	136,008	3,213,869
Lumen Technologies, Inc.	18,003	202,894
Verizon Communications, Inc.	80,243	4,087,578
		7,504,341
Entertainment 1.4%
Activision Blizzard, Inc.	14,817	1,186,990
Electronic Arts, Inc.	5,318	672,780
Live Nation Entertainment, Inc.*	2,601	305,982
Netflix, Inc.*	8,480	3,176,523
Take-Two Interactive Software, Inc.*	2,222	341,610
Walt Disney Co.*	34,746	4,765,762
		10,449,647
Interactive Media & Services 5.7%
Alphabet, Inc. "A"*	5,740	15,964,949
Alphabet, Inc. "C"*	5,301	14,805,640
Match Group, Inc.*	5,439	591,437
Meta Platforms, Inc. "A"*	44,058	9,796,737
Twitter, Inc.*	15,357	594,162
		41,752,925
Media 1.0%
Charter Communications, Inc. "A"* (a)	2,278	1,242,695
Comcast Corp. "A"	86,182	4,035,041
Discovery, Inc. "A"* (a)	3,159	78,722
Discovery, Inc. "C"*	5,921	147,847
DISH Network Corp. "A"*	4,574	144,767
Fox Corp. "A"	6,180	243,801
Fox Corp. "B"	2,731	99,081
Interpublic Group of Companies, Inc.	7,486	265,379
News Corp. "A"	7,160	158,594
News Corp. "B"	2,595	58,440
Omnicom Group, Inc.	4,090	347,159
Paramount Global "B"	11,656	440,713
		7,262,239
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,141	1,429,947
Consumer Discretionary 12.0%
Auto Components 0.1%
Aptiv PLC*	5,130	614,113
BorgWarner, Inc.	4,557	177,267
		791,380
Automobiles 2.7%
Ford Motor Co.	74,819	1,265,189

General Motors Co.*	27,617	1,207,968
Tesla, Inc.*	15,974	17,213,582
		19,686,739
Distributors 0.1%
Genuine Parts Co.	2,705	340,884
LKQ Corp.	4,979	226,097
Pool Corp.	779	329,400
		896,381
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	783	1,838,836
Caesars Entertainment, Inc.*	3,984	308,202
Carnival Corp.* (a)	15,321	309,791
Chipotle Mexican Grill, Inc.*	541	855,878
Darden Restaurants, Inc.	2,383	316,820
Domino's Pizza, Inc.	704	286,535
Expedia Group, Inc.*	2,851	557,855
Hilton Worldwide Holdings, Inc.*	5,335	809,533
Las Vegas Sands Corp.*	6,651	258,524
Marriott International, Inc. "A"*	5,232	919,524
McDonald's Corp.	14,288	3,533,137
MGM Resorts International	7,326	307,252
Norwegian Cruise Line Holdings Ltd.* (a)	7,626	166,857
Penn National Gaming, Inc.*	3,287	139,435
Royal Caribbean Cruises Ltd.* (a)	4,208	352,546
Starbucks Corp.	21,897	1,991,970
Wynn Resorts Ltd.*	2,070	165,062
Yum! Brands, Inc.	5,456	646,700
		13,764,457
Household Durables 0.3%
D.R. Horton, Inc.	6,230	464,197
Garmin Ltd.	2,910	345,155
Lennar Corp. "A"	4,907	398,301
Mohawk Industries, Inc.*	1,082	134,384
Newell Brands, Inc.	7,377	157,942
NVR, Inc.*	63	281,438
PulteGroup, Inc.	4,694	196,679
Whirlpool Corp.	1,090	188,330
		2,166,426
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	8,354	27,233,622
eBay, Inc.	12,048	689,869
Etsy, Inc.* (a)	2,378	295,538
		28,219,029
Leisure Products 0.0%
Hasbro, Inc.	2,495	204,390
Multiline Retail 0.5%
Dollar General Corp.	4,412	982,243
Dollar Tree, Inc.*	4,324	692,489
Target Corp.	9,119	1,935,234
		3,609,966
Specialty Retail 1.9%
Advance Auto Parts, Inc.	1,212	250,836
AutoZone, Inc.*	390	797,386
Bath & Body Works, Inc.	4,773	228,149
Best Buy Co., Inc.	4,074	370,327

CarMax, Inc.*	3,156	304,491
Home Depot, Inc.	19,935	5,967,144
Lowe's Companies, Inc.	12,828	2,593,693
O'Reilly Automotive, Inc.*	1,295	887,023
Ross Stores, Inc.	6,700	606,082
TJX Companies, Inc.	22,818	1,382,314
Tractor Supply Co.	2,181	508,980
Ulta Beauty, Inc.*	1,016	404,592
		14,301,017
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. "B"	24,305	3,270,481
PVH Corp.	1,413	108,250
Ralph Lauren Corp.	946	107,314
Tapestry, Inc.	5,200	193,180
Under Armour, Inc. "A"*	3,505	59,655
Under Armour, Inc. "C"*	4,534	70,549
VF Corp.	6,209	353,044
		4,162,473
Consumer Staples 6.1%
Beverages 1.5%
Brown-Forman Corp. "B"	3,454	231,487
Coca-Cola Co.	74,151	4,597,362
Constellation Brands, Inc. "A"	3,101	714,222
Molson Coors Beverage Co. "B"	3,730	199,107
Monster Beverage Corp.*	7,201	575,360
PepsiCo, Inc.	26,370	4,413,811
		10,731,349
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	8,475	4,880,329
Kroger Co.	12,717	729,574
Sysco Corp.	9,632	786,453
Walgreens Boots Alliance, Inc.	13,810	618,274
Walmart, Inc.	26,997	4,020,393
		11,035,023
Food Products 1.0%
Archer-Daniels-Midland Co.	10,743	969,663
Campbell Soup Co.	3,994	178,013
Conagra Brands, Inc.	9,211	309,213
General Mills, Inc.	11,632	787,719
Hormel Foods Corp.	5,405	278,574
J M Smucker Co.	2,084	282,194
Kellogg Co.	4,874	314,324
Kraft Heinz Co.	13,549	533,695
Lamb Weston Holdings, Inc.	2,713	162,536
McCormick & Co., Inc.	4,817	480,737
Mondelez International, Inc. "A"	26,410	1,658,020
The Hershey Co.	2,807	608,080
Tyson Foods, Inc. "A"	5,539	496,461
		7,059,229
Household Products 1.3%
Church & Dwight Co., Inc.	4,587	455,856
Clorox Co.	2,360	328,111
Colgate-Palmolive Co.	16,064	1,218,133

Kimberly-Clark Corp.	6,392	787,239
Procter & Gamble Co.	45,792	6,997,017
		9,786,356
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,407	1,200,114
Tobacco 0.6%
Altria Group, Inc.	34,941	1,825,667
Philip Morris International, Inc.	29,656	2,785,885
		4,611,552
Energy 3.9%
Energy Equipment & Services 0.3%
Baker Hughes Co.	17,149	624,395
Halliburton Co.	17,121	648,372
Schlumberger NV	26,664	1,101,490
		2,374,257
Oil, Gas & Consumable Fuels 3.6%
APA Corp.	6,847	282,986
Chevron Corp.	36,778	5,988,562
ConocoPhillips	24,782	2,478,200
Coterra Energy, Inc.	15,709	423,672
Devon Energy Corp.	12,116	716,419
Diamondback Energy, Inc.	3,269	448,115
EOG Resources, Inc.	11,210	1,336,568
Exxon Mobil Corp.	80,851	6,677,484
Hess Corp.	5,313	568,704
Kinder Morgan, Inc.	37,172	702,922
Marathon Oil Corp.	14,978	376,098
Marathon Petroleum Corp.	10,962	937,251
Occidental Petroleum Corp.	17,072	968,665
ONEOK, Inc.	8,619	608,760
Phillips 66	8,917	770,340
Pioneer Natural Resources Co.	4,303	1,075,879
Valero Energy Corp.	7,722	784,092
Williams Companies, Inc.	23,386	781,326
		25,926,043
Financials 11.1%
Banks 3.8%
Bank of America Corp.	135,495	5,585,104
Citigroup, Inc.	37,986	2,028,452
Citizens Financial Group, Inc.	8,200	371,706
Comerica, Inc.	2,546	230,235
Fifth Third Bancorp.	13,084	563,135
First Republic Bank	3,447	558,759
Huntington Bancshares, Inc.	27,700	404,974
JPMorgan Chase & Co.	56,351	7,681,768
KeyCorp.	17,468	390,934
M&T Bank Corp.	2,468	418,326
People's United Financial, Inc.	8,345	166,817
PNC Financial Services Group, Inc.	8,022	1,479,658
Regions Financial Corp.	17,681	393,579
Signature Bank	1,218	357,471
SVB Financial Group*	1,109	620,430
Truist Financial Corp.	25,591	1,451,010

U.S. Bancorp.	25,879	1,375,469
Wells Fargo & Co.	74,022	3,587,106
Zions Bancorp. NA	2,972	194,844
		27,859,777
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,127	638,866
Bank of New York Mellon Corp.	13,988	694,225
BlackRock, Inc.	2,720	2,078,542
Cboe Global Markets, Inc.	2,033	232,616
Charles Schwab Corp.	28,680	2,418,011
CME Group, Inc.	6,841	1,627,200
FactSet Research Systems, Inc.	735	319,100
Franklin Resources, Inc.	5,380	150,210
Intercontinental Exchange, Inc.	10,730	1,417,648
Invesco Ltd.	6,730	155,194
MarketAxess Holdings, Inc.	728	247,666
Moody's Corp.	3,061	1,032,812
Morgan Stanley	27,029	2,362,335
MSCI, Inc.	1,557	782,984
Nasdaq, Inc.	2,247	400,415
Northern Trust Corp.	3,992	464,868
Raymond James Financial, Inc.	3,564	391,719
S&P Global, Inc.	6,751	2,769,125
State Street Corp.	7,028	612,279
T. Rowe Price Group, Inc.	4,322	653,443
The Goldman Sachs Group, Inc.	6,497	2,144,660
		21,593,918
Consumer Finance 0.6%
American Express Co.	11,742	2,195,754
Capital One Financial Corp.	7,849	1,030,495
Discover Financial Services	5,434	598,773
Synchrony Financial	9,758	339,676
		4,164,698
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	34,931	12,327,499
Insurance 2.1%
Aflac, Inc.	11,483	739,390
Allstate Corp.	5,302	734,380
American International Group, Inc.	15,945	1,000,868
Aon PLC "A"	4,090	1,331,827
Arthur J. Gallagher & Co.	3,992	697,003
Assurant, Inc.	1,124	204,377
Brown & Brown, Inc.	4,524	326,950
Chubb Ltd.	8,180	1,749,702
Cincinnati Financial Corp.	2,872	390,477
Everest Re Group Ltd.	748	225,432
Globe Life, Inc.	1,763	177,358
Hartford Financial Services Group, Inc.	6,384	458,435
Lincoln National Corp.	3,273	213,923
Loews Corp.	3,804	246,575
Marsh & McLennan Companies, Inc.	9,607	1,637,225
MetLife, Inc.	13,518	950,045
Principal Financial Group, Inc.	4,702	345,174
Progressive Corp.	11,153	1,271,330
Prudential Financial, Inc.	7,235	854,960
Travelers Companies, Inc.	4,565	834,162

W.R. Berkley Corp.	4,098	272,886
Willis Towers Watson PLC	2,304	544,251
		15,206,730
Health Care 13.6%
Biotechnology 1.9%
AbbVie, Inc.	33,685	5,460,676
Amgen, Inc.	10,737	2,596,421
Biogen, Inc.*	2,827	595,366
Gilead Sciences, Inc.	23,839	1,417,229
Incyte Corp.*	3,584	284,641
Moderna, Inc.*	6,715	1,156,726
Regeneron Pharmaceuticals, Inc.*	2,043	1,426,872
Vertex Pharmaceuticals, Inc.*	4,837	1,262,312
		14,200,243
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	33,730	3,992,283
ABIOMED, Inc.*	870	288,179
Align Technology, Inc.*	1,410	614,760
Baxter International, Inc.	9,510	737,405
Becton, Dickinson & Co.	5,411	1,439,326
Boston Scientific Corp.*	27,085	1,199,595
DENTSPLY SIRONA, Inc.	4,151	204,312
DexCom, Inc.*	1,863	953,111
Edwards Lifesciences Corp.*	11,853	1,395,335
Hologic, Inc.*	4,855	372,961
IDEXX Laboratories, Inc.*	1,630	891,708
Intuitive Surgical, Inc.*	6,837	2,062,586
Medtronic PLC	25,615	2,841,984
ResMed, Inc.	2,800	679,028
STERIS PLC	1,880	454,527
Stryker Corp.	6,387	1,707,564
Teleflex, Inc.	890	315,799
The Cooper Companies, Inc.	947	395,458
Zimmer Biomet Holdings, Inc.	3,923	501,752
		21,047,673
Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	2,890	447,112
Anthem, Inc.	4,624	2,271,401
Cardinal Health, Inc.	5,166	292,912
Centene Corp.*	11,073	932,236
Cigna Corp.	6,193	1,483,905
CVS Health Corp.	25,117	2,542,091
DaVita, Inc.*	1,151	130,190
HCA Healthcare, Inc.	4,593	1,151,098
Henry Schein, Inc.*	2,738	238,726
Humana, Inc.	2,436	1,060,074
Laboratory Corp. of America Holdings*	1,769	466,414
McKesson Corp.	2,843	870,328
Molina Healthcare, Inc.*	1,113	371,286
Quest Diagnostics, Inc.	2,241	306,703
UnitedHealth Group, Inc.	17,968	9,163,141
Universal Health Services, Inc. "B"	1,388	201,191
		21,928,808
Health Care Technology 0.1%
Cerner Corp.	5,603	524,217

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	5,703	754,678
Bio-Rad Laboratories, Inc. "A"*	413	232,614
Bio-Techne Corp.	730	316,119
Charles River Laboratories International, Inc.*	969	275,167
Danaher Corp.	12,118	3,554,573
Illumina, Inc.*	2,976	1,039,814
IQVIA Holdings, Inc.*	3,670	848,541
Mettler-Toledo International, Inc.*	433	594,591
PerkinElmer, Inc.	2,422	422,542
Thermo Fisher Scientific, Inc.	7,510	4,435,782
Waters Corp.*	1,171	363,467
West Pharmaceutical Services, Inc.	1,392	571,708
		13,409,596
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	41,695	3,044,986
Catalent, Inc.*	3,469	384,712
Eli Lilly & Co.	15,133	4,333,637
Johnson & Johnson	50,224	8,901,199
Merck & Co., Inc.	48,153	3,950,954
Organon & Co.	4,972	173,672
Pfizer, Inc.	106,975	5,538,096
Viatris, Inc.	23,183	252,231
Zoetis, Inc.	9,066	1,709,757
		28,289,244
Industrials 7.8%
Aerospace & Defense 1.6%
Boeing Co.*	10,430	1,997,345
General Dynamics Corp.	4,397	1,060,468
Howmet Aerospace, Inc.	7,321	263,117
Huntington Ingalls Industries, Inc.	782	155,962
L3Harris Technologies, Inc.	3,712	922,321
Lockheed Martin Corp.	4,610	2,034,854
Northrop Grumman Corp.	2,785	1,245,508
Raytheon Technologies Corp.	28,521	2,825,575
Textron, Inc.	4,257	316,636
TransDigm Group, Inc.*	1,015	661,313
		11,483,099
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,530	272,506
Expeditors International of Washington, Inc.	3,279	338,262
FedEx Corp.	4,642	1,074,112
United Parcel Service, Inc. "B"	13,906	2,982,281
		4,667,161
Airlines 0.2%
Alaska Air Group, Inc.*	2,403	139,398
American Airlines Group, Inc.*	12,696	231,702
Delta Air Lines, Inc.*	12,146	480,617
Southwest Airlines Co.*	11,241	514,838
United Airlines Holdings, Inc.* (a)	6,080	281,869
		1,648,424
Building Products 0.4%
A.O. Smith Corp.	2,445	156,211
Allegion PLC	1,702	186,846

Carrier Global Corp.	16,389	751,763
Fortune Brands Home & Security, Inc.	2,617	194,391
Johnson Controls International PLC	13,410	879,294
Masco Corp.	4,697	239,547
Trane Technologies PLC	4,486	685,012
		3,093,064
Commercial Services & Supplies 0.4%
Cintas Corp.	1,684	716,357
Copart, Inc.*	4,091	513,298
Republic Services, Inc.	4,016	532,120
Rollins, Inc.	4,154	145,598
Waste Management, Inc.	7,385	1,170,522
		3,077,895
Construction & Engineering 0.1%
Quanta Services, Inc.	2,774	365,086
Electrical Equipment 0.5%
AMETEK, Inc.	4,437	590,919
Eaton Corp. PLC	7,554	1,146,395
Emerson Electric Co.	11,317	1,109,632
Generac Holdings, Inc.*	1,226	364,441
Rockwell Automation, Inc.	2,225	623,067
		3,834,454
Industrial Conglomerates 1.0%
3M Co.	10,949	1,630,087
General Electric Co.	20,927	1,914,821
Honeywell International, Inc.	13,128	2,554,446
Roper Technologies, Inc.	1,997	943,043
		7,042,397
Machinery 1.5%
Caterpillar, Inc.	10,307	2,296,606
Cummins, Inc.	2,751	564,258
Deere & Co.	5,336	2,216,894
Dover Corp.	2,784	436,810
Fortive Corp.	6,866	418,345
IDEX Corp.	1,442	276,475
Illinois Tool Works, Inc.	5,414	1,133,692
Ingersoll Rand, Inc.	7,794	392,428
Nordson Corp.	1,030	233,892
Otis Worldwide Corp.	8,026	617,601
PACCAR, Inc.	6,687	588,924
Parker-Hannifin Corp.	2,478	703,157
Pentair PLC	3,145	170,490
Snap-on, Inc.	1,021	209,795
Stanley Black & Decker, Inc.	3,118	435,865
Westinghouse Air Brake Technologies Corp.	3,562	342,557
Xylem, Inc.	3,483	296,961
		11,334,750
Professional Services 0.3%
Equifax, Inc.	2,305	546,515
Jacobs Engineering Group, Inc.	2,489	343,009
Leidos Holdings, Inc.	2,700	291,654
Nielsen Holdings PLC	6,732	183,380
Robert Half International, Inc.	2,135	243,774
Verisk Analytics, Inc.	3,093	663,851
		2,272,183

Road & Rail 1.0%
CSX Corp.	42,180	1,579,641
J.B. Hunt Transport Services, Inc.	1,614	324,075
Norfolk Southern Corp.	4,551	1,298,036
Old Dominion Freight Line, Inc.	1,788	534,040
Union Pacific Corp.	12,155	3,320,868
		7,056,660
Trading Companies & Distributors 0.2%
Fastenal Co.	11,052	656,489
United Rentals, Inc.*	1,384	491,610
W.W. Grainger, Inc.	810	417,790
		1,565,889
Information Technology 28.0%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,314	599,560
Cisco Systems, Inc.	80,545	4,491,189
F5, Inc.*	1,152	240,710
Juniper Networks, Inc.	6,233	231,618
Motorola Solutions, Inc.	3,247	786,424
		6,349,501
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	11,490	865,771
CDW Corp.	2,610	466,903
Corning, Inc.	14,437	532,870
IPG Photonics Corp.*	704	77,271
Keysight Technologies, Inc.*	3,530	557,634
TE Connectivity Ltd.	6,173	808,540
Teledyne Technologies, Inc.*	887	419,223
Trimble, Inc.*	4,832	348,580
Zebra Technologies Corp. "A"*	1,025	424,042
		4,500,834
IT Services 4.2%
Accenture PLC "A"	12,042	4,060,924
Akamai Technologies, Inc.*	3,149	375,959
Automatic Data Processing, Inc.	8,017	1,824,188
Broadridge Financial Solutions, Inc.	2,242	349,102
Cognizant Technology Solutions Corp. "A"	9,960	893,113
DXC Technology Co.*	4,778	155,906
EPAM Systems, Inc.*	1,090	323,305
Fidelity National Information Services, Inc.	11,549	1,159,751
Fiserv, Inc.*	11,283	1,144,096
FleetCor Technologies, Inc.*	1,555	387,288
Gartner, Inc.*	1,544	459,278
Global Payments, Inc.	5,381	736,336
International Business Machines Corp.	17,078	2,220,482
Jack Henry & Associates, Inc.	1,424	280,599
Mastercard, Inc. "A"	16,477	5,888,550
Paychex, Inc.	6,061	827,145
PayPal Holdings, Inc.*	22,211	2,568,702
VeriSign, Inc.*	1,861	413,998
Visa, Inc. "A" (a)	31,674	7,024,343
		31,093,065
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.*	31,250	3,416,875
Analog Devices, Inc.	9,979	1,648,331

Applied Materials, Inc.	16,912	2,229,002
Broadcom, Inc.	7,873	4,957,471
Enphase Energy, Inc.*	2,525	509,495
Intel Corp.	77,861	3,858,791
KLA Corp.	2,887	1,056,815
Lam Research Corp.	2,649	1,424,129
Microchip Technology, Inc.	10,655	800,617
Micron Technology, Inc.	21,305	1,659,446
Monolithic Power Systems, Inc.	834	405,057
NVIDIA Corp.	47,719	13,020,606
NXP Semiconductors NV	5,051	934,839
Qorvo, Inc.*	2,052	254,653
QUALCOMM, Inc.	21,501	3,285,783
Skyworks Solutions, Inc.	3,169	422,364
SolarEdge Technologies, Inc.*	1,029	331,719
Teradyne, Inc.	3,082	364,385
Texas Instruments, Inc.	17,606	3,230,349
		43,810,727
Software 8.9%
Adobe, Inc.*	8,998	4,099,669
ANSYS, Inc.*	1,674	531,746
Autodesk, Inc.*	4,182	896,412
Cadence Design Systems, Inc.*	5,236	861,113
Ceridian HCM Holding, Inc.*	2,668	182,384
Citrix Systems, Inc.	2,445	246,701
Fortinet, Inc.*	2,610	891,941
Intuit, Inc.	5,419	2,605,672
Microsoft Corp.	143,078	44,112,378
NortonLifeLock, Inc.	11,193	296,838
Oracle Corp.	30,081	2,488,601
Paycom Software, Inc.*	921	319,016
PTC, Inc.*	1,954	210,485
salesforce.com, Inc.*	18,768	3,984,822
ServiceNow, Inc.*	3,809	2,121,194
Synopsys, Inc.*	2,938	979,147
Tyler Technologies, Inc.*	786	349,684
		65,177,803
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	295,913	51,669,369
Hewlett Packard Enterprise Co.	24,504	409,462
HP, Inc.	20,465	742,879
NetApp, Inc.	4,282	355,406
Seagate Technology Holdings PLC	3,937	353,936
Western Digital Corp.*	5,847	290,304
		53,821,356
Materials 2.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	4,205	1,050,872
Albemarle Corp.	2,249	497,366
Celanese Corp.	2,082	297,455
CF Industries Holdings, Inc.	4,045	416,878
Corteva, Inc.	13,753	790,522
Dow, Inc.	13,974	890,423
DuPont de Nemours, Inc.	9,744	716,964
Eastman Chemical Co.	2,398	268,720
Ecolab, Inc.	4,738	836,541

FMC Corp.	2,425	319,057
International Flavors & Fragrances, Inc.	4,892	642,466
Linde PLC	9,771	3,121,151
LyondellBasell Industries NV "A"	5,065	520,783
PPG Industries, Inc.	4,566	598,466
Sherwin-Williams Co.	4,573	1,141,512
The Mosaic Co.	7,109	472,749
		12,581,925
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,171	450,706
Vulcan Materials Co.	2,542	466,966
		917,672
Containers & Packaging 0.3%
Amcor PLC	29,376	332,830
Avery Dennison Corp.	1,587	276,090
Ball Corp.	6,230	560,700
International Paper Co.	7,230	333,665
Packaging Corp. of America	1,856	289,740
Sealed Air Corp.	2,783	186,350
Westrock Co.	5,026	236,373
		2,215,748
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	27,989	1,392,173
Newmont Corp.	15,197	1,207,401
Nucor Corp.	5,140	764,061
		3,363,635
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	2,780	559,475
American Tower Corp.	8,675	2,179,333
AvalonBay Communities, Inc.	2,679	665,383
Boston Properties, Inc.	2,719	350,207
Crown Castle International Corp.	8,227	1,518,704
Digital Realty Trust, Inc.	5,385	763,593
Duke Realty Corp.	7,280	422,677
Equinix, Inc.	1,714	1,271,137
Equity Residential	6,555	589,425
Essex Property Trust, Inc.	1,260	435,305
Extra Space Storage, Inc.	2,515	517,084
Federal Realty Investment Trust	1,331	162,475
Healthpeak Properties, Inc.	10,469	359,401
Host Hotels & Resorts, Inc.	13,376	259,896
Iron Mountain, Inc.	5,404	299,436
Kimco Realty Corp.	11,449	282,790
Mid-America Apartment Communities, Inc.	2,221	465,188
Prologis, Inc.	14,144	2,283,973
Public Storage	2,904	1,133,373
Realty Income Corp.	10,829	750,450
Regency Centers Corp.	2,941	209,811
SBA Communications Corp.	2,057	707,814
Simon Property Group, Inc.	6,305	829,486
UDR, Inc. (a)	5,810	333,320
Ventas, Inc.	7,725	477,096
Vornado Realty Trust	2,966	134,419

Welltower, Inc.	8,376	805,269
Weyerhaeuser Co.	14,388	545,305
		19,311,825
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	6,435	588,931
Utilities 2.7%
Electric Utilities 1.7%
Alliant Energy Corp.	4,834	302,028
American Electric Power Co., Inc.	9,588	956,595
Constellation Energy Corp.	6,188	348,075
Duke Energy Corp.	14,623	1,632,804
Edison International	7,137	500,304
Entergy Corp.	3,871	451,939
Evergy, Inc.	4,350	297,279
Eversource Energy	6,594	581,525
Exelon Corp.	18,566	884,299
FirstEnergy Corp.	10,807	495,609
NextEra Energy, Inc.	37,441	3,171,627
NRG Energy, Inc.	4,826	185,125
Pinnacle West Capital Corp.	2,254	176,037
PPL Corp.	14,058	401,496
Southern Co.	20,262	1,469,198
Xcel Energy, Inc.	10,352	747,104
		12,601,044
Gas Utilities 0.0%
Atmos Energy Corp.	2,587	309,121
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	12,729	327,517
Multi-Utilities 0.9%
Ameren Corp.	4,979	466,831
CenterPoint Energy, Inc.	12,206	373,992
CMS Energy Corp.	5,555	388,517
Consolidated Edison, Inc.	6,821	645,812
Dominion Energy, Inc.	15,476	1,314,996
DTE Energy Co.	3,668	484,946
NiSource, Inc.	7,373	234,461
Public Service Enterprise Group, Inc.	9,748	682,360
Sempra Energy	6,065	1,019,648
WEC Energy Group, Inc.	6,060	604,849
		6,216,412
Water Utilities 0.1%
American Water Works Co., Inc.	3,480	576,044
Total Common Stocks (Cost $254,691,209)		730,681,905
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.31% (b), (Cost $924,283)	925,000	923,818

	Shares	Value ($)

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (c) (d) (Cost $5,777,131)	5,777,131	5,777,131

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.28% (c) (Cost $3,473,845)	3,473,845	3,473,845

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,866,468)	101.2	740,856,699
Other Assets and Liabilities, Net	(1.2)	(9,007,799)
Net Assets	100.0	731,848,900
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (c) (d)
6,745,286	—	968,155 (e)	—	—	576	—	5,777,131	5,777,131
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.28% (c)
2,447,900	26,339,382	25,313,437	—	—	615	—	3,473,845	3,473,845
9,193,186	26,339,382	26,281,592	—	—	1,191	—	9,250,976	9,250,976
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $5,573,808, which is 0.8% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
S&P: Standard & Poor's
At March 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/17/2022	18	3,914,465	4,077,675	163,210
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$730,681,905	$—	$—	$730,681,905
Government & Agency Obligations	—	923,818	—	923,818
Short-Term Investments (a)	9,250,976	—	—	9,250,976
Derivatives (b)
Futures Contracts	163,210	—	—	163,210
Total	$740,096,091	$923,818	$—	$741,019,909
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 163,210
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH1
R-080548-1 (1/23)